Revenue and related balances - Schedule (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 51,403	$ 41,459
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,890	38,844
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,513	$ 2,615